Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Intangible asset - Favorable contracts	$ 0.0	$ 40.4
Mobilization revenue receivables	0.0	22.3
Prepaid expenses	26.7	14.1
Income taxes receivable	13.0	19.3
VAT receivable	5.7	10.6
Deferred mobilization costs	3.0	7.5
Reimbursable amounts due from customers	1.5	3.5
Other	3.1	1.8
Total other assets	53.0	119.5
Other current assets	45.0	119.5
Other non-current assets (1)	$ 8.0	$ 0.0